COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
(10)	Commitments and Contingencies

From time to time, we may have certain contingent liabilities, including litigation, which arise in the ordinary course of its business activities. We accrue contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. In the opinion of management, there are no pending claims for which the outcome is expected to result in a material adverse effect on our consolidated financial position, results of operations, or cash flows.

Other than as described above, we are not a party to any legal proceedings and we are not aware of any claims or actions pending or threatened against us. In the future, we might from time to time become involved in litigation relating to claims arising from our ordinary course of business.

(16)Commitments and Contingencies

401(k) Plan

The Company maintains a salary reduction savings plan under Section 401(k) of the Internal Revenue Code, which we administer for participating employees’ contributions. All full-time employees are covered under the plan after meeting minimum service requirements. We paid matching contributions of $431 and $287 to the plan for the years ended December 31, 2022 and 2021, respectively. Our contributions were based on compensation at the rate of 3%, 3.5%, and 4% for an employee’s contribution of up to 3%, between 3% and 4%, and between 4% and 5%, respectively, with the match-eligible contribution being limited to 4% of the employee’s eligible compensation.

Legal Matters

From time to time, we may have certain contingent liabilities, including litigation, which arise in the ordinary course of its business activities. We accrue contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. In the opinion of management, there are no pending claims for which the outcome is expected to result in a material adverse effect on our consolidated financial position, results of operations, or cash flows.

In October 2017, an individual filed a suit against the Company in the District of Colorado asserting joint inventorship of six patents assigned to the Company. The individual sought to be added as a co-inventor and co-owner of the patents in question. In a series of rulings, the Court struck monetary damages and jury trial demand, limited the individual’s expert testimony to one patent, and barred rebuttal testimony to defendant’s expert or testimony related to prior art, severely limiting the scope of this case. Following a notice that we would be seeking sanctions against the plaintiff and his attorney, it was agreed that the plaintiff would dismiss his case with prejudice and no sanctions or attorney fees’ request would be filed. A stipulated Dismissal Order was entered June 23, 2021.

In February 2021, TriSalus exercised its right to terminate, for cause, an agreement with a distributor, pursuant to which the distributor was acting as exclusive distributor of the TriNav Infusion System in several Western states. We determined that the distributor had failed to perform many aspects of the contract resulting in poor sales. The distributor was put on notice in September of 2020 that performance must improve, or we would terminate the contract. Despite being allowed a 60-day cure period, the distributor’s performance did not improve and in February 2021 we exercised our right to terminate. On March 11, 2021, the distributor filed a lawsuit against us in the Utah state court, asserting a claim for wrongful termination of the contract by us and several other related, common-law claims. The distributor sought monetary damages in an amount of $750, plus attorneys’ fees and other relief. On November 15, 2021, we agreed to settle the case for $425, which was recorded as expense in general and administrative expense in the accompanying consolidated statements of operations. The settlement was paid in two installments of $200 and $225, on November 18, 2021, and January 3, 2022, respectively. The settlement amounted to the contractual fee if we were to terminate the contract.

Other than as described above, we are not a party to any legal proceedings and we are not aware of any claims or actions pending or threatened against us. In the future, we might from time to time become involved in litigation relating to claims arising from our ordinary course of business.

MedTech Acquisition Corp
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on December 17, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have registration rights to require the Company to register a sale of any of the securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering. These holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company, subject to certain limitations. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Raymond James Agreements

Raymond James & Associates, Inc. (“Raymond James”) was originally engaged by the Company to act as sole manager for the Initial Public Offering and would be entitled to a deferred underwriting fee of $8,750,000 upon the consummation of a Business Combination. In connection with the entry into the TriSalus Merger Agreement, on November 11, 2022, the Company and Raymond James amended that certain Underwriting Agreement, dated December 17, 2020, pursuant to which, Raymond James agreed to waive the foregoing deferred underwriting fee in its entirety if the proposed Business Combination between the Company and TriSalus is consummated. Raymond James was separately engaged by the Company to act as its investment banking advisor in connection with a Business Combination, and will receive customary fees for its services in that role if the Business Combination with TriSalus is consummated. The Company also engaged Raymond James to act as sole placement agent for an institutional debt financing that resulted in the Company’s entry into the non-binding term sheet with Magnetar Capital LLC (“Magnetar”). On June 23, 2023, the non-binding term sheet with Magnetar expired in accordance with its own terms. In consideration for its services as the Company’s investment banking advisor and its services as placement agent, Raymond James will be entitled to receive an aggregate fee of $2 million from the Company at the closing of the Business Combination with TriSalus plus expense reimbursements for a maximum of $700,000. Raymond James’s transaction fees are contingent upon the closing of the Business Combination with TriSalus and if the Company is unable to consummate the Business Combination with TriSalus, then Raymond James will not receive any compensation for its investment banking advisory services (but will remain entitled to reimbursement of expenses). Raymond James will not receive any placement agent fees in connection with the consummation of the Business Combination with TriSalus.

Contingent Professional Fees

The Company incurred legal fees of $508,525 and investment advisory fees of $400,000, which were contingent upon the consummation of the Memic Business Combination. On March 12, 2022, the Memic Business Combination was terminated, as such, the incurred contingent legal and investment advisory fees are no longer due. These fees were not recorded on the Company’s condensed consolidated balance sheets, therefore no reversal was required.

The Company incurred legal fees of $912,752, which are contingent on the consummation of the Merger with TriSalus. These fees were not recorded on the Company’s condensed consolidated balance sheet.

Terminated Memic Business Combination

Memic Business Combination Agreement

On August 12, 2021, the Company entered into the Business Combination Agreement (the “ Memic Business Combination Agreement”) with Memic Innovative Surgery Ltd., a private company organized under the laws of the State of Israel (“Memic”), and Maestro Merger Sub, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of Memic (“Memic Merger Sub”).

Termination of Memic Business Combination Agreement

On March 10, 2022, the Company, Memic and Memic Merger Sub entered into a Termination of Memic Business Combination Agreement (the “Termination Agreement”), pursuant to which the parties agreed to mutually terminate the Memic Business Combination Agreement. The termination of the Memic Business Combination Agreement was effective as of March 9, 2022.

As a result of the termination of the Memic Business Combination Agreement, the Memic Business Combination Agreement, along with any Transaction Agreement (as defined in the Memic Business Combination Agreement) entered into in connection therewith, are void and there is no liability under either of the Memic Business Combination Agreement or any Transaction Agreement on the part of any party thereto (including, without limitation, under the sponsor letter agreement by and among Memic, the Sponsor, and the other parties signatory thereto dated August 12, 2021). Pursuant to the Termination Agreement, subject to certain exceptions, the Company, Memic and Memic Merger Sub have also agreed, on behalf of themselves and their respective related parties, to a release of claims relating to the Memic Business Combination.

TriSalus Business Combination

TriSalus Merger Agreement

On November 11, 2022, the Company (herein referred to as “MTAC” in this Note 6), entered into an Agreement and Plan of Merger (the “TriSalus Merger Agreement”) with MTAC Merger Sub, and TriSalus Life Sciences, Inc., a Delaware corporation (“TriSalus”), pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into TriSalus (the “Merger”), with TriSalus surviving the Merger in accordance with the Delaware General Corporation Law as a wholly owned subsidiary of MTAC (the transactions contemplated by the TriSalus Merger Agreement and the related ancillary agreements, the “TriSalus Business Combination”). The TriSalus Business Combination is subject to certain closing conditions. Upon consummation of the TriSalus Business Combination, MTAC will be renamed “TriSalus Life Sciences, Inc.”

The TriSalus Merger Agreement was amended on April 4, 2023 (the “First Amendment”) and May 13, 2023 (the “Second Amendment”). The amendments under the First Amendment included, among other matters, (i) the assumption by MTAC of any restricted stock unit awards under TriSalus’ existing equity plan that are outstanding as of immediately prior to the closing of the TriSalus Business Combination, which will be converted into restricted stock unit awards covering shares of Common Stock and (ii) removing the right for either party to terminate the TriSalus Merger Agreement if MTAC has not obtained by March 31, 2023 commitments for private financing of at least $40 million in support of the TriSalus Business Combination. The amendments under the Second Amendment included, among other matters, (i) permitting MTAC to seek the necessary stockholder approval to file an amendment to its Amended and Restated Certificate of Incorporation to extend the period to consummate a Business Combination (the “Outside Date”) to a date no later than September 22, 2023, (ii) clarifying that no greenshoe or other investor-held options to purchase MTAC’s securities will count towards the Available Closing Acquiror Cash (as defined in the TriSalus Merger Agreement), and (iii) reducing the Available Closing Acquiror Cash condition to TriSalus’ obligations under the TriSalus Merger Agreement from $60 million to $35 million. For additional information on the First Amendment and the Second Amendment, refer to MTAC’s Current Report on Form 8-K, as filed with the SEC on April 5, 2023 and May 15, 2023, respectively.

Merger Consideration

The aggregate consideration payable to the stockholders of TriSalus at the closing of the TriSalus Business Combination (the “Closing”) is $220,000,000, payable solely in shares of MTAC common stock, par value $0.0001 per share (“Common Stock”), valued at $10.00 per share (the “Closing Merger Consideration”). Immediately prior to the Closing, the shares of Class A common stock of MTAC and the warrants to purchase shares of Class A common stock of MTAC issued to the public that comprise each issued and outstanding Unit will be automatically separated, if not already separated prior to such time, and the holder thereof shall be deemed to hold one share of Class A common stock of MTAC and one-third of one warrant to purchase Class A common stock; provided that any fractional warrants issuable to a holder upon the separation of the Units will be rounded down to the nearest whole number of warrants. Following the separation of the Units but prior to the Closing, the Class B common stock of MTAC will automatically convert into Class A common stock, and pursuant to the proposed amended and restated certificate of incorporation of MTAC to be effective immediately prior to the effective time of the Merger, if approved by MTAC’s stockholders, Class A common stock and Class B common stock will be reclassified into a single class of Common Stock.

Immediately prior to the Closing, each share of TriSalus’ issued and outstanding preferred stock will automatically convert into shares of TriSalus common stock (the “Preferred Conversion”), and all in-the-money TriSalus warrants that would be exercised or otherwise exchanged in full in accordance with their terms by virtue of the occurrence of the TriSalus Business Combination will be exercised for shares of TriSalus common stock, such that the holders thereof will receive Closing Merger Consideration as holders of TriSalus common stock. TriSalus warrants that are out-of-the-money will be cancelled for no consideration immediately prior to the Closing. At the time of the TriSalus Business Combination, (i) the outstanding options for shares of TriSalus common stock under TriSalus’ equity plan will be assumed by MTAC and converted into options to purchase Common Stock and (ii) any outstanding restricted stock unit awards under TriSalus’ equity plan will be assumed by MTAC and converted into restricted stock unit awards covering shares of Common Stock (collectively, the “Assumed Equity”).

Representations, Warranties and Covenants

The TriSalus Merger Agreement contains customary representations, warranties and covenants by the parties thereto, including, among other things, covenants with respect to the conduct of MTAC and TriSalus during the period between execution of the TriSalus Merger Agreement and the Closing, including the parties’ agreement not to solicit or enter into any inquiry, proposal or offer, or any indication of interest in making an offer or proposal for an alternative competing transactions. The representations, warranties and covenants made under the TriSalus Merger Agreement will not survive the Closing; provided, however, that any covenants that are to be performed at or after the Closing shall survive until such covenant has been performed or satisfied pursuant to their terms. Each of MTAC and TriSalus have agreed to use their commercially reasonable efforts to cause the TriSalus Business Combination to be consummated as soon as practicable.

The TriSalus Merger Agreement may be terminated prior to the Closing under certain circumstances, including, among others, (i) by written consent of TriSalus and MTAC, (ii) by written notice from either MTAC or TriSalus, if (A) the Closing has not occurred on or before December 22, 2022, as such date may be extended to match the Outside Date (currently September 22, 2023) obtained by

MTAC stockholder approval, unless the terminating party’s failure to comply in any material respect with its obligations under the TriSalus Merger Agreement shall have contributed to the failure of the Closing to have occurred on or prior to the Outside Date, (B) the consummation of the TriSalus Business Combination is permanently enjoined, or (C) MTAC does not obtain stockholder approval of the TriSalus Business Combination at the special meeting at which such approval shall be voted upon, (iii) by written notice from either MTAC or TriSalus, in the event that the other party breaches any of its representations, warranties, covenants or other agreements under the TriSalus Merger Agreement that would result in the failure of the conditions to MTAC’s or TriSalus’ obligation to consummate the TriSalus Business Combination and such breach has not been cured by the breaching party within 30 days after receiving notice of such breach, (iv) by TriSalus at any time prior to the approval of the TriSalus Business Combination by MTAC’s public stockholders, if the board of directors of MTAC has made a change in recommendation to its stockholders regarding the TriSalus Business Combination, and (v) by written notice to TriSalus from MTAC, if TriSalus does not obtain stockholder approval within 25 days after delivering an information statement regarding the TriSalus Business Combination to its stockholders.

For additional information, refer to MTAC’s Current Report on Form 8-K, as filed with the SEC on November 14, 2022.

Advisory Agreement

In March 2023, the Company and the Sponsor engaged Ceros Financial Services, Inc. to render certain advisory and placement services to the Company. Pursuant to such engagement, the Sponsor (and not the Company) would be solely responsible for any and all fees and expenses payable to Ceros Financial Services, Inc., if any, that would arise or accrue prior to, or in connection with, the closing of an initial Business Combination.

Preferred Stock PIPE

Subscription Agreements

On June 7, 2023 and July 4, 2023, MTAC and certain investors (the “Preferred Stock PIPE Investors”) entered into subscription agreements (the “Subscription Agreements”) pursuant to, and on the terms and subject to the conditions of which, the Preferred Stock PIPE Investors collectively subscribed for and agreed to purchase in private placements an aggregate of 4,015,002 shares of a to-be-authorized class of preferred stock, par value $0.0001 per share that will be designated as Series A Convertible Preferred Stock (the “Series A Convertible Preferred Stock”) at a purchase price of $10.00 per share, resulting in an aggregate purchase price of $40,150,020. Upon issuance, each share of Series A Convertible Preferred Stock will be initially convertible into one share of Common Stock. The closing of the purchase and sale of the Series A Convertible Preferred Stock will occur concurrently with the closing of the TriSalus Business Combination and is subject to the conditions in the Subscription Agreements, including the filing of the Certificate of Designations, Preferences and Rights of Series A Convertible Preferred Stock (the “Certificate of Designations”), specifying the terms of the Series A Convertible Preferred Stock, with the Secretary of State of the State of Delaware. The Subscription Agreements contain customary representations, warranties, and covenants of MTAC and the Preferred Stock PIPE Investors.

Pursuant to the Certificate of Designations, the Series A Convertible Preferred Stock will rank senior to the Common Stock with respect to dividends and distributions on liquidation, dissolution, or winding up the affairs of MTAC. The Series A Convertible Preferred Stock will participate equally in any dividends declared to holders of Common Stock and also carry an additional dividend at a rate per annum of 8.0% of $10.00 per share of Series A Convertible Preferred Stock (as adjusted upon the occurrence of certain events), which shall accumulate on a daily basis. The holder of Series A Convertible Preferred Stock will be entitled to vote with the holders of Common Stock on all stockholder matters, with each share of Series A Convertible Preferred Stock entitling the holder to a number of votes equal to the quotient of (A) $10.00, divided by (B) the Minimum Price (as defined under Nasdaq Listing Rule 5635(d)) of the Common Stock as determined at the Closing. Holders of Series A Convertible Preferred Stock will also be entitled to a separate class vote on any modification to MTAC’s certificate of incorporation or the Certificate of Designations that adversely affects the powers, preferences, or rights of the Series A Convertible Preferred Stock.

Backstop Letter Agreement

On June 7, 2023, the Sponsor and MTAC entered into a letter agreement (the “Backstop Letter Agreement”), pursuant to which the Sponsor agreed that, to the extent that the Sponsor’s members, or their respective affiliates, related parties or designees, did not collectively subscribe to purchase an aggregate of $2 million worth of Series A Convertible Preferred Stock (excluding for such purposes, the subscriptions to purchase $3 million of Series A Convertible Preferred Stock by certain members of the Sponsor pursuant to Subscription Agreements executed on June 7, 2023) (any such shortfall, the “Sponsor Commitment Amount”), the Sponsor would execute and deliver to MTAC a Subscription Agreement providing for a subscription by the Sponsor in an amount equal to the Sponsor Commitment Amount to purchase shares of Series A Convertible Preferred Stock on the same terms and conditions as the other Preferred Stock PIPE Investors who have executed Subscription Agreements as of such date. On July 4, 2023, MTAC and the Sponsor formalized the termination of the Backstop Letter Agreement in a letter agreement to confirm that the Backstop Letter Agreement terminated in accordance with its terms as an additional $2 million of Series A Convertible Preferred Stock were collectively subscribed for by Sponsor’s members and their respective affiliates, related parties and designees pursuant to Subscription Agreements executed on such date.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on December 17, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have registration rights to require the Company to register a sale of any of the securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering. These holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company, subject to certain limitations. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Raymond James Agreements

Raymond James & Associates, Inc. (“Raymond James”) was originally engaged by the Company to act as sole manager for the Initial Public Offering and would be entitled to a deferred underwriting fee of $8,750,000 upon the consummation of a Business Combination. In connection with the entry into the Merger Agreement with TriSalus, on November 11, 2022, the Company and Raymond James amended that certain Underwriting Agreement, dated December 17, 2020, pursuant to which, Raymond James agreed to waive the foregoing deferred underwriting fee in its entirety if the proposed Business Combination between the Company and TriSalus is consummated. Raymond James was separately engaged by the Company to act as its investment banking advisor in connection with a Business Combination, and will receive customary fees for its services in that role if the Business Combination with TriSalus is consummated. The Company also engaged Raymond James to act as sole placement agent for an institutional debt financing that resulted in the Company’s entry into the non-binding term sheet with Magnetar Capital LLC (“Magnetar”). In consideration for its services as the Company’s investment banking advisor and its services as placement agent, Raymond James will be entitled to receive an aggregate fee ranging between $3 million to $4.5 million from the Company at the closing of the Business Combination with TriSalus plus expense reimbursements, depending on the amount raised in the institutional debt financing with Magnetar and/or other institutional investors, excluding any incremental fee consideration for exercise of the greenshoe. If the Company is unable to consummate the Business Combination with TriSalus or is unable to obtain private financing in connection with the Business Combination with TriSalus, then Raymond James will not receive any compensation for its investment banking advisory or placement agent services, respectively.

Contingent Professional Fees

The Company incurred legal fees of $508,525 and investment advisory fees of $400,000, which were contingent upon the consummation of the Memic Business Combination. On March 12, 2022, the Memic Business Combination was terminated, as such, the incurred contingent legal and investment advisory fees are no longer due. These fees were not recorded on the Company’s consolidated balance sheets, therefore no reversal was required.

The company incurred legal fees of $479,262, which are contingent on the consummation of the Merger with TriSalus. These fees were not recorded on the Company’s consolidated balance sheet.

Business Combination Agreement

On August 12, 2021, the Company entered into the Business Combination Agreement (the “Memic Business Combination Agreement”) with Memic Innovative Surgery Ltd., a private company organized under the laws of the State of Israel (“Memic”), and Maestro Merger Sub, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of Memic (“Merger Sub”).

Termination of Business Combination Agreement

On March 10, 2022, the Company, Memic and Merger Sub entered into a Termination of Business Combination Agreement (the “Termination Agreement”), pursuant to which the parties agreed to mutually terminate the Business Combination Agreement. The termination of the Business Combination Agreement was effective as of March 9, 2022.

As a result of the termination of the Business Combination Agreement, the Business Combination Agreement, along with any Transaction Agreement (as defined in the Business Combination Agreement) entered into in connection therewith, are void and there is no liability under either of the Business Combination Agreement or any Transaction Agreement on the part of any party thereto (including, without limitation, under the SPAC Sponsor Letter Agreement by and among Memic, the Sponsor, and the other parties signatory thereto dated August 12, 2021). Pursuant to the Termination Agreement, subject to certain exceptions, the Company, Memic and Merger Sub have also agreed, on behalf of themselves and their respective related parties, to a release of claims relating to the business combination.

Merger Agreement

On November 11, 2022, the Company (herein referred to as “MTAC” in this Note 6), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with MTAC Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of MTAC (“Merger Sub”), and TriSalus Life Sciences, Inc., a Delaware corporation (“TriSalus”), pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into TriSalus (the “Merger”), with TriSalus surviving the Merger in accordance with the Delaware General Corporation Law as a wholly owned subsidiary of MTAC (the transactions contemplated by the Merger Agreement and the related ancillary agreements, the “TriSalus Business Combination”). The TriSalus Business Combination is subject to certain closing conditions. Upon consummation of the TriSalus Business Combination, MTAC will be renamed “TriSalus Life Sciences, Inc.”

Merger Consideration

The aggregate consideration payable to the stockholders of TriSalus at the closing of the TriSalus Business Combination (the “Closing”) is $220,000,000, payable solely in shares of MTAC common stock, par value $0.0001 per share (“Common Stock”), valued at $10.00 per share (the “Closing Merger Consideration”). Immediately prior to the Closing, the shares of Class A Common Stock of MTAC and the warrants to purchase shares of Class A Common Stock of MTAC issued to the public that comprise each issued and outstanding Unit will be automatically separated, if not already separated prior to such time, and the holder thereof shall be deemed to hold one share of Class A Common Stock of MTAC and one-third of one warrant to purchase Class A Common Stock; provided that any fractional warrants issuable to a holder upon the separation of the Units will be rounded down to the nearest whole number of warrants. Following the separation of the Units but prior to the Closing, the Class B Common Stock of MTAC will automatically convert into Class A Common Stock, and pursuant to the proposed amended and restated certificate of incorporation of MTAC to be effective immediately prior to the effective time of the Merger, if approved by MTAC’s stockholders, Class A Common Stock and Class B Common Stock will be reclassified into a single class of Common Stock.

Immediately prior to the Closing, each share of TriSalus’ issued and outstanding preferred stock will automatically convert into shares of TriSalus common stock (the “Preferred Conversion”), and all in-the-money TriSalus warrants that would be exercised or otherwise exchanged in full in accordance with their terms by virtue of the occurrence of the TriSalus Business Combination will be exercised for shares of TriSalus common stock, such that the holders thereof will receive Closing Merger Consideration as holders of TriSalus common stock. TriSalus warrants that are out-of-the-money will be cancelled for no consideration immediately prior to the Closing. At the time of the TriSalus Business Combination, the outstanding options for shares of TriSalus common stock under TriSalus’ equity plan will be assumed by MTAC and converted into options to purchase Common Stock (the “Assumed Equity”).

Representations, Warranties and Covenants

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto, including, among other things, covenants with respect to the conduct of MTAC and TriSalus during the period between execution of the Merger Agreement and the Closing, including the parties’ agreement not to solicit or enter into any inquiry, proposal or offer, or any indication of interest in making an offer or proposal for an alternative competing transactions. The representations, warranties and covenants made under the Merger Agreement will not survive the Closing; provided, however, that any covenants that are to be performed at or after the Closing shall survive until such covenant has been performed or satisfied pursuant to their terms. Each of MTAC and TriSalus have agreed to use their commercially reasonable efforts to cause the TriSalus Business Combination to be consummated as soon as practicable.

Termination

The Merger Agreement may be terminated prior to the Closing under certain circumstances, including, among others, (i) by written consent of TriSalus and MTAC, (ii) by written notice from either MTAC or TriSalus, if (A) the Closing has not occurred on or before December 22, 2022, as such date may be extended to match the extension of the last date for MTAC to consummate a Business Combination under its certificate of incorporation (currently June 22, 2023) obtained by MTAC stockholder approval (the “Outside Date”), unless the terminating party’s failure to comply in any material respect with its obligations under the Merger Agreement shall have contributed to the failure of the Closing to have occurred on or prior to the Outside Date, (B) the consummation of the TriSalus Business Combination is permanently enjoined, (C) MTAC does not obtain stockholder approval of the TriSalus Business Combination at the special meeting at which such approval shall be voted upon, or (D) by March 31, 2023, MTAC shall not have obtained commitments for private financing of at least $40,000,000 in support of the TriSalus Business Combination, (iii) by written notice from either MTAC or TriSalus, in the event that the other party breaches any of its representations, warranties, covenants or other agreements under the Merger Agreement that would result in the failure of the conditions to MTAC’s or TriSalus’ obligation to consummate the TriSalus Business Combination and such breach has not been cured by the breaching party within 30 days after receiving notice of such breach, (iv) by TriSalus at any time prior to the approval of the TriSalus Business Combination by MTAC’s public stockholders, if the board of directors of MTAC has made a change in recommendation to its stockholders regarding the TriSalus Business Combination, and (v) by written notice to TriSalus from MTAC, if TriSalus does not obtain stockholder approval within 25 days after delivering an information statement regarding the TriSalus Business Combination to its stockholders.

For additional information, refer to MTAC’s Current Report on Form 8-K, as filed with the SEC on November 14, 2022.